DEFERRED GOVERNMENT GRANT	12 Months Ended
Dec. 31, 2015
DEFERRED GOVERNMENT GRANT
DEFERRED GOVERNMENT GRANT

15.DEFERRED GOVERNMENT GRANT

Deferred government grant consisted of the following:

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

Beginning	24,360	37,360	5,767
Received	13,000	1,350	209
Recognized as income during the year	—	(13,911)	(2,147)

Ending	37,360	24,799	3,829

Recognize in one year	37,360	16,360	2,526

During the years ended December 31, 2014 and 2015, the Company received RMB13,000,000 and RMB1,350,000 (US$209,000) of government grants, respectively, from the relevant PRC government authorities. The government grant received is required to be used in research and development projects and refundable until the intended projects are passed for government inspection.

During the year ended December 31, 2015, a certain government grant has complied with the conditions attached. Hence, government grants of RMB13,911,000 (US$2,147,000) related to expense has been recognized in the consolidated statements of comprehensive loss in other operating income.